Leases - Schedule of Maturity Analysis of Company's Lease Liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 26,038
Current maturities of lease liability	714	$ 743	€ 700
Long-term lease liability	25,324	$ 26,361	€ 23,680
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	714
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	3,328
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 21,996